Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets
Schedule of changes in the carrying value of goodwill by segment

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Portal Advertising	Weibo	Others	Total
Balance as of January 1, 2012	$15,159	$—	$—	$15,159
Transaction in 2012	—	—	—	—
Balance as of January 1, 2013	$15,159	$—	$—	$15,159
Acquisition of Weibo Interactive in 2013	—	7,517	—	7,517
Acquisition of All Sure in 2013	24,667	—	—	24,667
Balance as of January 1, 2014	$39,826	$7,517	$—	$47,343
Acquisition of Weiyue in 2014	—	—	14,526	14,526
Acquisition of other businesses in 2014	—	4,135	—	4,135
Impairment in 2014	—	—	(14,526)	(14,526)
Balance as of December 31, 2014	$39,826	$11,652	$—	$51,478

Schedule of intangible assets

	As of December 31, 2013			As of December 31, 2014
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(In thousands)			(In thousands)
Technology*	$15,533	$(11,109)	$4,424	$15,698	$(12,096)	$3,602
Software*	1,861	(1,844)	17	1,861	(1,861)	—
Exclusive content distribution right*	—	—	—	2,806	(743)	2,063
Games*	—	—	—	1,688	(99)	1,589
Other	6,997	(592)	6,405	7,899	(2,142)	5,757
Total	$24,391	$(13,545)	$10,846	$29,952	$(16,941)	$13,011

* Intangible assets are amortized over the estimated useful lives ranging from two to ten years.

Schedule of estimated amortization expenses

As of December 31, 2014, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2015	$3,528
2016	2,850
2017	1,798
2018	1,775
2019 and thereafter	2,496
Total expected amortization expense	$12,447	*

* The table above excludes indefinite lived intangible assets of $0.6 million.